CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Statement [Abstract]
Sales	$ 2,270,734	$ 2,083,414	$ 1,873,919
Cost of sales	1,651,289	1,554,493	1,406,616
Gross profit	619,445	528,921	467,303
Operating expenses:
Research and development	12,512	9,518	13,984
Selling, general, and administrative	344,175	283,029	219,512
Goodwill and tradename impairment	0	52,220	0
Income before interest and income taxes	262,758	184,154	233,807
Interest expense, net	(24,351)	(30,108)	(15,469)
Income before income taxes	238,407	154,046	218,338
Income tax provision	91,370	74,518	85,081
Net income	$ 147,037	$ 79,528	$ 133,257
Earnings per common share:
Basic (in dollars per share)	$ 2.36	$ 1.25	$ 2.09
Diluted (in dollars per share)	$ 2.35	$ 1.25	$ 2.09
Weighted-average number of common shares outstanding:
Basic EPS shares outstanding	62,211	63,596	63,875
Diluted EPS shares outstanding	62,568	63,857	63,875
Pension and other postretirement benefit liabilities:
Reclassification of prior service credits for pension and postretirement benefit plans recorded to net income, net of tax benefit of $632, $83, and $0	$ (1,068)	$ (139)	$ 0
Reclassification of net actuarial loss for pension and postretirement benefit plans recorded to net income, net of tax expense of $(3,276), $(1,334), and $0	5,524	2,246	0
Valuation adjustment for pension and postretirement benefit plans, net of tax expense of $5,917, $0, and $0	(9,968)	0	0
Change in fair value of derivatives, net of tax benefit of $0, $0, and $(251), respectively	0	0	401
Net change in cumulative translation adjustment	5,601	(50,643)	(1,505)
Total other comprehensive income (loss)	89	(48,536)	(1,104)
Comprehensive income	$ 147,126	$ 30,992	$ 132,153